Mar. 01, 2018

AMG FUNDS IV

AMG Managers Value Partners Asia Dividend Fund

AMG Managers Pictet International Fund

Supplement dated December 10, 2018 to the Prospectus and Statement of Additional Information,

each dated March 1, 2018, as supplemented June 20, 2018

The following information supplements and supersedes any information to the contrary relating to AMG Managers Value Partners Asia Dividend Fund and AMG Managers Pictet International Fund (each, a “Fund” and collectively, the “Funds”), each a series of AMG Funds IV, contained in the Funds’ Prospectus (the “Prospectus”) and Statement of Additional Information (the “SAI”), dated and supplemented as noted above.

Effective March 1, 2019, the Board of Trustees of AMG Funds IV has approved the elimination of Redemption/Exchange Fees for the Funds. Accordingly, effective March 1, 2019, the Prospectus is amended to remove the Redemption/Exchange Fees shown in the “Fees and Expenses of the Fund—Shareholder Fees” table in the “Summary of the Funds” section for each Fund. In addition, the Prospectus and SAI are amended to remove all other references to Redemption/Exchange Fees.